Operating Lease Right-of-use Asset and Operating Lease Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Operating Lease Right-of-use Asset And Operating Lease Liability
Operating Lease Right-of-use Asset and Operating Lease Liability

Note 4 – Operating Lease Right-of-use Asset and Operating Lease Liability

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the nine months ended September 30 2022, and 2021, the Company recorded $52,631 and $52,445, respectively, as operating lease expense.

The Company currently has a lease agreement which allows for the use of a laboratory facility for a monthly payment of $6,291, which monthly lease payment increases by 3% every year. The laboratory lease commenced October 1, 2018, with the first payment due January 1, 2019, and expires on October 31, 2023. A security deposit of $6,480 is being held for the duration of the lease term.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients,’ which permits the Company to avoid reassessing its prior conclusions about lease identification, lease classification and initial direct costs under the new standard. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements, as the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On January 1, 2019, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

The Right-of-use assets are summarized below:

	September 30,	December 31,
	2022	2021
Office Lease	$265,207	$265,207
Less accumulated amortization	(193,237)	(148,225)
Right-of-use, net	$71,970	$116,982

Amortization on the right-of-use asset is included in rent expense on the statements of operations.

Operating lease liabilities are summarized below:

	September 30,	December 31,
	2022	2021
Office Lease	$80,378	$129,376
Less: current portion	(73,707)	(66,934)
Long term portion	$6,671	$62,442

The Maturities of lease liabilities are summarized below:

As of
September 30,
2022
2022	$19,440
2023	64,800
Total future minimum lease payments	84,240
Less imputed interest	(3,862)
PV of Payments	$80,378

Note 4 – Operating Lease Right-of-use Asset and Operating Lease Liability

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. During the twelve months ended December 31, 2021, and the year ended December 31, 2020, the Company recorded $74,028 and $71,872, respectively, as operating lease expense.

The Company currently has a lease agreement which allows for the use of a laboratory facility for a monthly payment of $6,107, which monthly lease payment increases by 3% every year. The laboratory lease commenced October 1, 2018, with the first payment due January 1, 2019, and expires on October 31, 2023. A security deposit of $6,480 is being held for the duration of the lease term.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients,’ which permits the Company to avoid reassessing its prior conclusions about lease identification, lease classification and initial direct costs under the new standard. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements, as the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On January 1, 2019, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

	December 31,	December 31,
	2021	2020
Office Lease	$265,207	$265,207
Less accumulated amortization	(148,225)	(93,609)
Right-of-use, net	$116,982	$171,598

The Right-of-use assets are summarized below:

Amortization on the right-of -use asset is included in rent expense on the statements of operations.

Operating lease liabilities are summarized below:

December 31,
2021
Office Lease	$129,376
Less: current portion	(66,934)
Long term portion	$62,442

The Maturities of lease liabilities are summarized below:

As of
December 31,
2021
2022	$76,248
2023	64,800
Total future minimum lease payments	141,048
Less imputed interest	(11,672)
PV of Payments	$129,376